Net Financial Results - Detailed Information about Financial Results (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Interest income		$ 7,363	$ 7,665	$ 3,033
Exchange differences		92,694	80,490	81,869
Financial accretion		7,546	5,250	15,181
Total financial income		107,603	93,405	100,083
Financial loss
Interest loss		(65,821)	(48,136)	(28,717)
Exchange differences		(56,592)	(32,555)	(27,410)
Financial accretion		(16,340)	(10,842)	(7,554)
Total financial costs		(138,753)	(91,533)	(63,681)
Other financial results
Fair value gains on financial assets at fair value through profit or loss		3,862	(1,449)	2,596
Result from derivative financial instruments		(860)	(293)	933
Result from net monetary position		7,828	5,904	1,594
Results from transactions with financial assets		9,786
Result from financial instruments exchange	[1]	1,330
Result from debt exchange	[2]	(2,097)
Total other financial results		19,849	4,162	5,123
Net financial results		$ (11,301)	$ 6,034	$ 41,525

[1]	See Note 6.
[2]	See Note 20.